PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

5. PLANT AND EQUIPMENT, NET

	As of March 31,
	2024	2025
	US$	US$

Computers	207,481	224,302
Renovation	85,257	170,009
Office equipment	40,593	47,270
Furniture and fittings	27,193	45,398
Subtotal	360,524	486,979
Less : Accumulated depreciation	(320,341)	(378,233)
Plant and equipment, net	40,183	108,746

Depreciation expenses were US$57,892, US$21,290 and US$28,632 for the year ended March 31, 2025, 2024 and 2023 respectively. Depreciation expense was included under depreciation and amortization in the statement of operations and comprehensive income.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS